UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Investure, LLC
Address:  126 Garrett Street, Suite J
          Charlottesville, VA 22902


Form 13F File Number:  028-13653

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alice W. Handy
Title:    Chief Compliance Officer
Phone:    434-220-0280

Signature, Place, and Date of Signing:

      /s/ Alice W. Handy           Charlottesville, VA          August 9, 2011
      ------------------           -------------------          --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:            3
                                         -----------

Form 13F Information Table Value Total:  $    42,229
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ISHARES TR                        MSCI EMERG MKT  464287234      10,786     226,606 SH       SOLE                226,606
ISHARES TR                        MSCI EAFE INDEX 464287465      28,044     466,305 SH       SOLE                466,305
SPDR S&P 500 ETF TR               TR UNIT         78462F103       3,399      25,757 SH       SOLE                 25,757